Other Liabilities - Components of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Sales tax payable	$ 644	$ 551	$ 1,195
Payroll and payroll related expenses	13,324	6,126	4,831
Other	3,548	3,027	1,908
Other current liabilities	$ 17,516	$ 9,704	$ 7,934